PRINCIPAL ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2020
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Schedule of assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Cash and cash equivalents	67,940	913	1,852
Amounts due from related parties	165,940	201,303	195,345
Accounts receivable	6,957	7,073	2,613
Other receivables, net	95,297	74,283	32,578
Inventory	2,120	2,120	2,120
Prepaid expense and other current assets	22,364	2,600	2,545
Assets held for sale	—	150,767	—
Long-term investments	27,427	30,028	6,065
Property, equipment and software, net	12,436	4,398	4,224
Intangible assets, net	17,295	11,085	375
Goodwill	38,246	—	—
Total assets	456,022	484,570	247,717

Accounts payable	7,379	3	4
Amounts due to related parties	914,109	880,079	779,960
Current portion of long-term borrowings	281	—	—
Liabilities held for sale	—	176,902	—
Deferred tax liability	3,725	2,667	—
Other payables and accruals	249,841	191,902	74,018
Total liabilities	1,175,335	1,251,553	853,982

				For the three
				months ended
	For the year ended December 31,			March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)

Total revenues	244,830	416,578	160,626	6,393
Cost of revenues	(130,099)	(156,093)	(46,670)	(4,828)
Net loss	(603,030)	(85,882)	(47,672)	44,704

Net cash used in operating activities	(584,072)	(51,713)	(45,393)	(31,962)
Net cash (used in)/generated from investing activities	(5,529)	(67,516)	3,071	157,405
Net cash generated from financing activities	604,314	81,489	319	(149,528)
Net increase/(decrease) in cash and cash equivalents	14,713	(37,740)	(42,003)	(24,085)
Cash and cash equivalents at beginning of the period	90,967	105,680	67,940	25,937
Cash and cash equivalents reclassified as held for sale assets	—	—	25,024	—
Cash and cash equivalents at end of the period	105,680	67,940	913	1,852

Schedule of estimated useful lives of property, equipment and software

Electronic equipment	3 years
Furniture	5 years
Vehicles and motors	4 years
Software	5 years
Leasehold improvement	lesser of the term of the lease or the estimated useful lives of the assets

Schedule of value-added tax rate for general VAT payers

Type of service	Applicable VAT rate (%)
Commission	6%
Value-added service	6%
Other services	6%

Summary of new accounting standard adopted by the Company

Consolidated Balance Sheet (extract)	December 31, 2019	ASC 326 adjustment	January 1, 2020
	RMB	RMB	RMB
			(Unaudited)
Current assets
Accounts receivable, net	44,605	(16,348)	28,257
Loan recognized as a result of payment under the guarantee, net	1,580,464	(172,843)	1,407,621
Advance to sellers, net	288,550	(31,577)	256,973
Other receivables, net	440,056	(8,434)	431,622
Financial lease receivables, net	121,820	(839)	120,981

Total assets	5,383,096	(230,041)	5,153,055

Guarantee liabilities	388,307	88,995	477,302

Total liabilities	4,917,976	88,995	5,006,971

Shareholders’ equity
Accumulated deficit	(12,669,165)	(319,036)	(12,988,201)

Total liabilities and shareholders’ equity	5,383,096	(230,041)	5,153,055

Credit loss of Loan recognized as a result of payment under the guarantee
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Schedule of sensitivity analysis

Change in the assumptions would affect the allowance for credit loss of Loan recognized as a result of payment under the guarantee. The effect of the indicated increase/decrease in the assumptions for the Company is as follows (in thousands):

Assumption	Basis Point Change	Increase/(Decrease)
Loss rate	+/- 100	[21,906/ (21,906)]

Credit loss of lease receivable
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Schedule of sensitivity analysis

Change in the assumptions would affect the allowance for credit loss of lease receivable. The effect of the indicated increase/decrease in the assumptions for Company is as follows (in thousands):

Assumption	Basis Point Change	Increase/(Decrease)
Loss rate	+/- 100	[273/ (273)]

Account receivable
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Schedule of sensitivity analysis

Change in the assumptions would affect the allowance for credit loss of account receivable. The effect of the indicated increase/decrease in the assumptions for the Company is as follows (in thousands):

Assumption	Basis Point Change	Increase/(Decrease)
Payback period	+/- 3 months	[ 2,296/ (3,281)]

Guarantee liabilities
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Schedule of sensitivity analysis

Change in the assumptions would affect the allowance for guarantee liability. The effect of the indicated increase/decrease in the assumptions for the Company is as follows (in thousands):

Assumption	Basis Point Change	Increase/(Decrease)
PD (lifetime)	+/- 100	[7,030/ (7,030)]
LGD	+/- 100	[7,030/ (7,030)]